Subsequent Events - Additional Information (Detail)	12 Months Ended			12 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2013 MCB [Member]	Dec. 31, 2013 Elgaugol [Member]	Dec. 31, 2013 Mechel-Mining OAO [Member] VTB Bank [Member] USD ($)	Dec. 31, 2013 Mechel-Mining OAO [Member] VTB Bank [Member] Credit Facility [Member]	Apr. 30, 2014 Subsequent Event [Member] MCB [Member] USD ($)	Mar. 31, 2014 Subsequent Event [Member] Elgaugol [Member] USD ($) SecurityLoan	Mar. 31, 2014 Subsequent Event [Member] Elgaugol [Member] RUB	May 31, 2014 Subsequent Event [Member] Mechel-Mining OAO [Member] VTB Bank [Member] RUB
Subsequent Event [Line Items]
Restructuring of the Existing Credit Facilities					$ 105,000,000
Credit facility interest Rate					8.00%
Credit facility repayment period	December 2014
Number of loan agreement signed						2	2
Amount borrowed			1,519,715,000			2,500,000,000		46,500,000,000
Loan facility expiration date						13 years 6 months	13 years 6 months
Loan facility grace period						3 years 6 months	3 years 6 months
Line of credit facilities interest rate description		The interest rate under the facilities is 8% p.a. during the 60-month period from the date of the agreements, and LIBOR plus 6% p.a. during the remaining period
Interest rate on credit facilities						8.00%	8.00%
Credit facilities LIBOR rate						6.00%	6.00%
Pledge of immovable and movable property							1,000,000
Percentage of common shares plus one share pledged to secured loans				25% plus 1 of total common shares
Restructuring obligations secured in shares								12.50%